Commitments and contingencies - Schedule of other commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments And Contingencies [Abstract]
Loans and grants	€ 0	€ 6
Royalties	6,025	6,798
OTHER COMMITMENTS	€ 6,025	€ 6,804